Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	May 17, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2023
Prospectus Date	rr_ProspectusDate	Apr. 30, 2023
Westwood Salient Select Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTWOOD SALIENT SELECT INCOME FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

May 17, 2023

WESTWOOD SALIENT SELECT INCOME FUND

A Series of Ultimus Managers Trust

INSTITUTIONAL SHARES	A CLASS SHARES	C CLASS SHARES
KIFYX	KIFAX	KIFCX

Supplement to the Prospectus

dated April 30, 2023

This supplement updates certain information in the Prospectus for the Westwood Salient Select Income Fund (the “Fund”), a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Fund’s Prospectus or Statement of Additional Information, free of charge, please visit the Fund’s website at www.westwoodfunds.com or call the Fund toll free at 1-877-FUND-WHG (1-877-386-3944).

The following changes are made in the Prospectus for the Fund.

The following replaces, in its entirety, the table entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” beginning on page 24  of the Prospectus:

	Institutional Share	A Class Shares	C Class Shares
Management Fee(1)	0.70%	0.70%	0.70%
Distribution (12b-1) Fees		0.25%	0.75%
Other Expenses
Fee and Expense Recoupment(2)	0.17%	0.17%	0.17%
Administrative Services Plan Fees	0.05%	0.20%	0.25%
Other Operating Expenses(3)	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.05%	1.45%	2.00%
(1)	The management fee information in this table has been restated to reflect a 0.25% reduction in the management fee from 0.95% to 0.70% and the corresponding cancellation of a 0.25% contractual management fee waiver, both effective May 1, 2023. Prior to May 1, 2023, the Fund’s investment advisor, Westwood Management Corp. (the “Adviser”), had contractually agreed to waive 0.25% of the Fund’s management fee.
(2)	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% of the Fund’s Institutional Shares’ average daily net assets, 1.50% of the Fund’s A Class Shares’ average daily net assets, and 2.05% of the Fund’s C Class Shares’ average daily net assets, until April 30, 2024. In addition, the Advisor may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Advisor, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2024. This fee waiver and expense reimbursement agreement will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated. During the fiscal year ending December 31, 2023, the Adviser intends to recoup previous fee reductions and expense reimbursements to the extent allowed.
(3)	Other Expenses reflect estimated amounts for the current fiscal year as a result of the reorganization of the Salient Select Income Fund, a series of Forward Funds (the “Predecessor Fund”), into the Fund on November 18, 2022.

If you have any questions regarding the Fund, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.

Westwood Salient Select Income Fund | Westwood Salient Select Income Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KIFYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.17%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Westwood Salient Select Income Fund | Westwood Salient Select Income Fund A Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KIFAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.17%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Westwood Salient Select Income Fund | Westwood Salient Select Income Fund C Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KIFCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.17%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%

[1]	The management fee information in this table has been restated to reflect a 0.25% reduction in the management fee from 0.95% to 0.70% and the corresponding cancellation of a 0.25% contractual management fee waiver, both effective May 1, 2023. Prior to May 1, 2023, the Fund’s investment advisor, Westwood Management Corp. (the “Adviser”), had contractually agreed to waive 0.25% of the Fund’s management fee.
[2]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% of the Fund’s Institutional Shares’ average daily net assets, 1.50% of the Fund’s A Class Shares’ average daily net assets, and 2.05% of the Fund’s C Class Shares’ average daily net assets, until April 30, 2024. In addition, the Advisor may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Advisor, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2024. This fee waiver and expense reimbursement agreement will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated. During the fiscal year ending December 31, 2023, the Adviser intends to recoup previous fee reductions and expense reimbursements to the extent allowed.
[3]	Other Expenses reflect estimated amounts for the current fiscal year as a result of the reorganization of the Salient Select Income Fund, a series of Forward Funds (the “Predecessor Fund”), into the Fund on November 18, 2022.